Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
May 11, 2012
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Trust for Credit Unions (“Registrant”)
File Nos. 033-18781 and 811-05407
Ladies and Gentlemen:
     Please accept for filing Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 42 to Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”). The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act to register a new class of shares of beneficial interest known as Investor Shares in each of the Trust’s three portfolios, the Money Market Portfolio, Ultra-Short Duration Government Portfolio and the Short Duration Portfolio (each a “Portfolio,” together the “Portfolios”). On the basis of the factors set forth below, we are requesting selective review of the Amendment, pursuant to Release No. 33-6510.
     The style and format of Parts A and B of the Amendment are substantially the same as the style and format in Post Effective Amendment No. 38 to the Trust’s Registration Statement, which was filed with the Securities and Exchange Commission via EDGAR on December 23, 2011. Post Effective Amendment No. 38, filed pursuant to Rule 485(b), constituted the Trust’s annual update (the “Annual Update”) and became effective on December 23, 2011. Parts A and B of the Amendment are substantially identical to Parts A and B of the Annual Update. The principal disclosure differences are:
•	The “Portfolio Fees and Expenses” table in the summary section of the Amendment has an added item for distribution and service (12b-1) fees that was not included in the Annual Update.

•	The sections “Distribution and Service Fees” and “Distribution Plan for Investor Shares” were added to the Amendment because the Trust has adopted a plan pursuant to Rule 12b-1 to allow Investor Shares to pay distribution and service fees.
Otherwise, there are no material changes to the prospectus or statement of additional information.
     Please be advised that the Trust intends to request the acceleration of the Amendment to on or about July 2, 2012. We will forward a specific request for acceleration after we have received and responded to the staff’s comments, if any, on the Amendment.
     Questions and comments concerning the Amendment can be directed to the undersigned at (215) 988-3328.

Very Truly Yours,
/s/ Andrew E. Seaberg
Andrew E. Seaberg

Enclosures

cc:	Mr. Jay Johnson Mary Jo Reilly, Esq.